Document and Entity Information Document	Jan. 12, 2022
Document Information [Line Items]
Document Type	8-K
Document Creation Date	Jan. 12, 2022
Document Period End Date	Jan. 12, 2022
Amendment Flag	false
Entity Registrant Name	Petroteq Energy Inc.
Entity Address, Address Line One	15315 W. Magnolia Blvd., Suite 120
Entity Address, City or Town	Sherman Oaks
Entity Address, State or Province	CA
Entity Address, Country	US
Entity Address, Postal Zip Code	91403
Entity Incorporation, State Country Name	A6
City Area Code	800
Local Phone Number	979-1897
Entity File Number	000-55991
Entity Central Index Key	0001561180
Entity Emerging Growth Company	true
Entity Tax Identification Number	00-0000000
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false